Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Expense [Abstract]
Schedule of Income Tax Expense Relates to the PRC

Income tax expense, all of which relates to the PRC, consists of the following for the years ended December 31, 2022, 2023 and 2024:

	Year ended December 31
	2022	2023	2024
	RMB	RMB	RMB

Current tax expense	171,146,093	57,510,432	48,548,105
Deferred tax benefit	(133,913,450)	(16,493,414)	(38,044,032)

Total income tax expense	37,232,643	41,017,018	10,504,073

Schedule of Components of the Deferred Tax Assets and Liabilities

The principal components of the deferred tax assets and liabilities are as follows:

	Year ended December 31
	2023	2024
	RMB	RMB
Deferred tax assets:
Allowance for credit losses	299,171,819	379,327,404
Debt securities	2,439,841	2,103,374
Guarantee liabilities	78,276,760	87,819,352
Net operating loss carry-forwards	10,041,747	12,183,421
Lease liabilities	6,518,368	5,347,435
Receivables from sales of loans	2,861,697	1,495,934
Other deferred tax assets	707,887	252,144

Total deferred tax assets	400,018,119	488,529,064

Valuation allowance	(10,041,747)	(12,183,421)

Deferred tax assets, net of valuation allowance	389,976,372	476,345,643

Net deferred tax assets	92,224,714	131,112,019

Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Short term investments	(20,756)	-
Right-of-use assets	(6,956,985)	(6,262,498)
Intercompany receivables	(41,453,522)	(41,453,522)
Guarantee assets	(218,757,757)	(311,497,133)
Undistributed earnings from structured funds	(102,398,753)	(58,699,859)

Total deferred tax liabilities	(370,330,273)	(418,655,512)

Net deferred tax liabilities	(72,578,615)	(73,421,888)

Schedule of Movement of Valuation Allowance

Movement of valuation allowance:

	Year ended December 31
	2022	2023	2024
	RMB	RMB	RMB

At the beginning of year	15,226,575	9,116,290	10,041,747
Current year additions	613,314	2,096,152	8,090,197
Current year reversals	(6,722,726)	(722,911)	(3,884,082)
Current year expiration of carry-forwards	(873)	(447,784)	(2,064,441)

Net change in the valuation allowance	(6,110,285)	925,457	2,141,674

At the end of year	9,116,290	10,041,747	12,183,421

Schedule of Income Before Income Tax Expense

Income before income tax expense is as follows:

	Year ended December 31
	2022	2023	2024
	RMB	RMB	RMB

Cayman Islands	(477,322)	(9,006,814)	(6,407,208)
BVI	(20,803)	4,407,292	10,672,841
Hong Kong	2,773,547	(1,168,618)	2,344,219
PRC	170,308,632	211,402,719	41,678,667

Total	172,584,054	205,634,579	48,288,519

Schedule of Reconciliation of Statutory Income Tax Rate to the Effective Income Tax Rate

The reconciliation of the PRC statutory income tax rate of 25%, the income tax rate of the jurisdiction where the Group has substantially all of its operations, to the effective income tax rate is as follows:

	Year ended December 31
	2022	2023	2024
	RMB	RMB	RMB

PRC statutory income tax rate	25.00%	25.00%	25.00%
(Decrease)/increase in effective income tax rate resulting from:

Tax holiday	(1.42)%	(3.48)%	(7.04)%
Tax-free income	(1.36)%	(2.64)%	(9.82)%
Non-deductible share option expense	0.84%	0.91%	7.71%
Other non-deductible expenses	0.67%	0.42%	0.83%
Zero tax rate in foreign countries	0.07%	0.84%	(2.21)%
Differential and preferential tax rates	(0.4)%	(0.11)%	(1.09)%
Changes in valuation allowance	(3.54)%	0.67%	8.71%
Research and development super-deduction	-	(1.01)%	(0.58)%
Changes in unrecognized tax benefits	0.31%	(0.82)%	0.34%
Others	1.40%	0.17%	(0.11)%

Effective income tax rate	21.57%	19.95%	21.74%